Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Method of accounting

Method of accounting

The accompanying audited consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). Management has eliminated all significant inter-company balances and transactions in preparing the accompanying audited consolidated financial statements.

Management has prepared the accompanying audited consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and inventories, useful lives of plant and equipment, land use right, the recoverability of long-lived assets, provision necessary for contingent liabilities, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses.

The Company determines the adequacy of reserves for credit losses based on individual account analysis and historical collection trend. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. As of December 31, 2024, 2023 and 2022, allowance for credit losses balances amounted to $1,880,343, $836,974 and $903,462 respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is estimated using selling price in the normal course of business less any costs to Complete and sell products. The Company evaluates inventories on a quarterly basis for its realizable value adjustments and reduces the carrying value of those inventories that are obsoletes or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.

Prepayments

Prepayments

Prepayments consist of balances paid to suppliers for services and materials that have not been provided or received. Advance to suppliers is   short-term in nature and is   reviewed periodically to determine whether their carrying value has become impaired.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation. Depreciation of equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	5 years
Transportation vehicles	5 years
Mechanical equipment	10 years
Buildings	20 years

Construction in progress

Construction in progress

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2024 and 2023, construction in progress in the amount of nil and nil, were primarily relating to the construction of office buildings and warehouses. The construction in progress was completed in January 2023.

Intangible Assets, net

Intangible Assets, net

Intangible assets consist primarily of software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.

Useful life
ERP- Zhituo software	10 years

Land use rights, net

Land use rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use the parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. The estimated useful life for land use right is 50 years.

Leases

Leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

As of December 31, 2024, 2023 and 2022, there were approximately $0.01 million, $0.12 million and $0.01 million right of use (“ROU”) assets and approximately $0.01 million, $0.19 million and $0.02 million lease liabilities respectively based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that 6.2% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2024, 2023 and 2022.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, short-term investments, accounts receivable, due from related parties, accounts payable, due to related parties, accrued liabilities and other payable, taxes payable and short-term bank loans, approximate the fair value of the respective assets and liabilities as of December 31, 2024, 2023 and 2022 based upon the short-term nature of the assets and liabilities.

Bank borrowings and unsecured senior notes

Bank borrowings and unsecured senior notes

Bank borrowings and unsecured senior notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Revenue recognition

Revenue recognition

The Company adopted ASC 606 “Revenue Recognition.” It recognizes revenue when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

A summary of each of the Company’s revenue streams under ASC 606 is as follows:

Performance obligations satisfied at a point in time

Equipment structural parts income

Revenue from sales of equipment structural parts is recognized when the products are delivered and accepted by customers, which is the point when title has transferred and risk of ownership has passed. Return allowances is determined by an estimate of expected customer merchandise returns, which is calculated based on historical return patterns, and recorded as a refund liability included in accrued expenses and other liabilities.

For equipment structural parts sales, the Company passed the control of the goods to the customers at a point in time, typically occurs at the delivery. Revenue from sales of equipment structural parts is recognized when the products are delivered and accepted by customers, which is the point when title has transferred and risk of ownership has passed. There are no other performance obligations in the contract, so we consider there is only one performance obligation for each contract.

For equipment structural parts sales, the transaction price was set up when customer places the purchase order, which in some cases are governed by master sales agreements. Total amount of each transaction was determined based on the unit price multiplied with the delivery quantity of the products ordered, or based on the services priced that was agreed between the parties.

For equipment sales, the Company’s payment terms are generally less than one year. The Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component.

Cubic parking garage income

This revenue is recognized after the garage project has been completed and successfully accepted by the client.

According to 5-Step revenue analysis, the Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. This purchase order determination guided both product (garage and equipment) sales and maintenance service sales. The Company signs master agreement with its customers which include the customer’s name, the products’ specifications, or service type if for maintenance service, payment terms, product acceptance criteria, or service acceptance criteria, and other necessary information. The purchase orders, both product or service, which in some cases are governed by master sales agreements, would be sent to the Company at each time of the purchase. For product (garage and equipment), the PO (purchase order) includes types and quantities of goods to be purchased, the place of delivery, and other information relating to the purchase. The master agreement and purchase order signed between the parties create enforceable rights and obligations.

From time to time, the Company and its customers may renegotiate existing contracts to reflect changes of price and other terms. Such modifications are treated as separate contract if both of the following conditions are met:

●	The scope of the contract increases because of the addition of promised goods or services that are distinct.
●	The price of the contract increases by an amount of consideration that reflects the entity’s standalone selling prices of the additional promised goods or services and any appropriate adjustments to that price to reflect the circumstances of the particular contract.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products or service delivery, each of which are distinct, to be the identified performance obligations.

For cubic parking garage, when the contract was signed, the garage project began to be executed. First, the equipment selection was made according to the design institute drawings, and then the construction and installation were carried out on site. Revenues from the installation and sale of garage equipment are combined and treated as one performance obligation. The commitments for garage equipment and installation are not separately identifiable, as evidenced by the fact that the customer does not acquire control of the garage until after acceptance of the completed garage installation, and the customer can only utilize and benefit from the garage after the installation is completed, and the customer cannot benefit from a single element. The Company does not currently have any contract modifications and the contract does not currently have any variable consideration. The transaction price is clearly identifiable within the Company’s sales and installation contracts in the context of the Company’s performance obligations for equipment and installation revenues. When the project is completed, the customer accepts the garage. Once the customer acceptance is complete, the Company recognizes revenue for this contract. According to ASC 606-10-25-27, first, the customer simultaneously does not receive and consume the benefits provided by the Company’s performance. Second, the Company’s performance does not create or enhance an asset that the customer controls as the asset is created or enhanced. Third, the Company’s performance does create an asset with an alternative use (selling to a different customer) to the Company. In summary, the Company recognizes cubic parking garage income at a point in time.

The Company negotiates with customers for agreed-upon specifications for products or services customer ordered, and such agreed-upon terms are usually documented in the master sales agreement between the Company and its customers.

For product, the Company typically provides 2 years warranty and, under the warranty term, the Company is obligated to either fix the defective product or exchange for functioning products for the portion of defective products without charges. However, within two years, if the failure is caused by the customer’s improper use, then the Company repairs, the customer needs to provide parts and labor costs to the Company. During the years in 2023 and 2022, there is no warranty claim by customer and the Company did not accounted provision for warranty cost.

For cubic parking garage price, the Company will consider the cost of the civil foundation, the cost of the mechanical parking equipment, the cost of the installation of the parking equipment, the cost of the construction and installation of the parking equipment, and the cost of the maintenance of the garage. The price of the price parking garage depends on the supply and demand relationship between the number of parking spaces demanded and the number of cubic garage manufacturers, and also depends on the number of floors and configuration of the cubic garage. The more layers of the garage, the higher the price of the garage, while the higher the configuration of the garage, the higher the price of the garage.

For cubic garage, The Company’s payment terms are normally 20% in advance, 50% for structural entry, 70% for electrical entry and installation, 95% for handover and settlement audit, and 5% defect liability period after 2 years. The defect liability period is recorded as retention receivable under account receivables. For 2024, the retention receivable under account receivables is $559,064. For 2023, the retention receivable under account receivables is $852,091. For 2022, the retention receivable under account receivables is $261,107. If things go well, the project will be completed within a year, and then the engineering audit for a year.

For product sales (garage or equipment), the transaction price of a contract is allocated to each distinct goods stated in the purchase order. The price of each distinct goods is determined by the ordered quantities and price quotation.

Performance obligations satisfied over time

Maintenance services income

Garage maintenance service contracts require our company to perform repairs or maintenance on any equipment failures during the contract maintenance period, typically ranging from one to two years. The transfer of control of maintenance services occurs at the time the services are provided; this is the moment when the customer benefits and assumes the risks and rewards associated with the services. This forms the basis for the recognition of revenue from maintenance services, which are recognized on a straight-line basis over the coverage period for garage repairs.

Our maintenance services are governed by contracts that are independently executed, separate from any other contractual arrangements. The maintenance service contracts are specifically tailored to meet the unique needs of our clients. The maintenance services for such contracts can be distinctly identified and are determined as separate performance obligations within the contracts

The summary of the Company’s total revenues by product categories for the years ended December 31, 2024, 2023 and 2022 was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Equipment structural parts	$36,456,054	$25,526,870	$3,347,023
Cubic parking garage	4,040,079	8,012,037	16,957,314
Maintenance services	429,572	584,696	645,420
Others	19,065	155,419	5,431
Total revenue	$40,944,770	$34,279,022	$20,955,188
Timing of Revenue Recognition:
Performance obligations satisfied over time	$429,572	$584,696	$645,420
Performance obligations satisfied at a point in time	40,515,198	33,694,326	20,309,768
Total Revenue	$40,944,770	$34,279,022	$20,955,188

Research and development expenses

Research and development expenses

In connection with the design and development of cubic parking garage and related equipment products, the Company expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, amortization to intangible assets, and depreciation to plant and equipment used in the research and development activities. For the years ended December 31, 2024, 2023 and 2022, research and development expenses were $378,793, $457,523 and $434,914, respectively.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2024, 2023 and 2022. The Company does not believe there was any uncertain tax provision at December 31, 2024, 2023 and 2022.

The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No income was generated outside the PRC for the fiscal years ended December 31, 2024, 2023 and 2022. As of December 31, 2024, all of the Company’s tax returns of its PRC operating entities remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

Sales revenue is reported net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2024, 2023 and 2022, there were no dilutive shares.

Foreign currency translation

Foreign currency translation

Since the Company operates all in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency U.S. Dollars (“US$”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Years Ended December 31,
	2024	2023	2022
Year-end spot rate	US$1=RMB 7.2993	US$1=RMB 7.0827	US$1=RMB 6.8972
Average rate	US$1=RMB 7.1957	US$1=RMB 7.0467	US$1=RMB 6.7290

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income/(loss) and other comprehensive income /(loss). Other comprehensive income/(loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of a foreign currency translation adjustment resulting from the Company not using US$ as its functional currency.

Risks and uncertainties

Risks and uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

In December 2019, a sudden coronavirus epidemic swept through China and then spread to the rest of the world. For parking field, whether parking equipment manufacturing enterprises or parking management and operation enterprises, due to the significant delay in the working time, normal production cannot be produced, resulting in a decrease in the order volume of parking equipment manufacturing enterprises. Due to the basic stop of travel, parking income has been greatly reduced, and some cities have reduced parking fees, which has further extended the impact on parking income. The extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

Recent accounting pronouncements

Recent accounting pronouncements

In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company plans to adopt this guidance effective January 1, 2025, and the adoption of this ASU is not expected to have a material impact on its financial statements.

In November 2024, the FASB issued No. 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company believes the future adoption of this ASU is not expected to have a material impact on its financial statements.

In November 2024, the FASB issued No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The ASU requires Public Business Entities (PBEs) to make detailed disclosure of relevant expense captions presented on the face of the income statement within continuing operations into specified categories in the notes to financial statements within a new tabular disclosure requirement. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt this guidance effective January 1, 2025, and the adoption of this ASU is not expected to have a material impact on its financial statements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements — Amendments to Remove References to the Concepts Statements”. This update contains amendments to the Codification that remove references to various FASB Concepts Statements. These changes remove references to various Concepts Statements and the amendments apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024. Early application of the amendments in this Update is permitted for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance). The Company believes the future adoption of this ASU is not expected to have a material impact on its financial statements.

In December 2023, the FASB issued guidance to enhance transparency of income tax disclosures, On an annual basis the new guidance requires a public entity to disclose: (1) specific categories in the rate reconciliation, (2) additional information for reconciling items that are equal to or greater than 5% of the amount computed by multiplying income (or loss) from continuing operations before income tax expense (or benefit) by the applicable statutory income tax rate, (3) income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes, with foreign taxes disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than 5% of total income taxes paid, (4) income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign, and (5) income tax expense (or benefit) from continuing operations disaggregated between federal (national), state and foreign. The guidance is effective for fiscal year 2025 annual reporting, with early adoption permitted, to be applied on a prospective basis, with retrospective application permitted. We do not expect the adoption of this accounting standard to have an impact on our consolidated financial statements but will require certain additional disclosures.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.